UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 21st Floor
              --------------------------------------------
              New York, NY 10065-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Leo Kirby
              --------------------------------------------
Title:        Chief Financial Officer
              --------------------------------------------
Phone:        212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.          February 11, 2011
--------------------------  ---------------------------   --------------------
       [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        65
                                           -----------

Form 13F Information Table Entry Value:     $2,293,648
                                           -----------
                                           (thousands)

List of Other Included Managers:  None

Baker Brothers Form 13F 9-30-2010

       COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5              COLUMN 6   COLUMN 7        COLUMN 8

                                                          VALUE       SHRS OR  SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
Name of Issuer                                  CUSIP    (x1000)      PRN AMT  PRN  CALL   DISCRETION  MANAGERS   SOLE   SHARED NONE
----------------------------                   -------   -------      -------  ---  ----   ----------  --------   ----   ------ ----
Acadia Pharmaceuticals Inc.     COM           004225108      211      175,588   SH          SOLE                   175,588
Achillion                       COM           00448Q201    6,112    1,472,697   SH          SOLE                 1,472,697
Acorda Therapeutics             COM           00484M106   13,847      507,975   SH          SOLE                   507,975
Adolor Corp.                    COM           00724X102    8,406    6,947,343   SH          SOLE                 6,947,343
Alere Inc.                      COM           01449J105   69,601    1,901,678   SH          SOLE                 1,901,678
Alere Inc. PFD Conv             PFD CONV      01449J204      183          732   SH          SOLE                       732
Alsius Corp.                    COM           021211107        -       62,872   SH          SOLE                    62,872
Amicus Therapeutics             COM           03152W109    5,519    1,174,191   SH          SOLE                 1,174,191
Amylin Pharmaceuticals          COM           032346108    1,114       75,739   SH          SOLE                    75,739
Anacor Pharmaceuticals          COM           032420101    6,444    1,200,000   SH          SOLE                 1,200,000
Anadys Pharmaceuticals Inc.     COM           03252Q408      343      241,302   SH          SOLE                   241,302
Anthera Pharmaceuticals         COM           03674U102    3,904      800,000   SH          SOLE                   800,000
AP Pharma                       COM           00202J203    3,097    6,861,818   SH          SOLE                 6,861,818
Aradigm Corp.                   COM           038505301       17      100,000   SH          SOLE                   100,000
Ardea Biosciences Inc.          COM           03969P107  146,811    5,646,589   SH          SOLE                 5,646,589
Autoimmune Inc.                 COM           052776101        7       13,050   SH          SOLE                    13,050
Auxilium                        COM           05334D107  125,784    5,961,306   SH          SOLE                 5,961,306
Avanir Pharmaceuticals          COM           05348P401    2,040      500,000   SH          SOLE                   500,000
Biocryst Pharmaceuticals Inc.   COM           09058V103   28,764    5,563,615   SH          SOLE                 5,563,615
Biomarin                        COM           09061G101   13,587      504,518   SH          SOLE                   504,518
Bristol Myers                   COM           110122108    1,059       40,000   SH          SOLE                    40,000
Cadence Pharmaceuticals         COM           12738T100      292       38,717   SH          SOLE                    38,717
Chelsea Therapeutics            COM           163428105    7,235      964,700   SH          SOLE                   964,700
Cornerstone BioPharma           COM           22674T105      650      112,337   SH          SOLE                   112,337
Cyclacel Pharmaceuticals Pfd.
  Conv. Ex 6%                   PFD CONV EX   23254L207       85       22,355   SH          SOLE                    22,355
Cumberland Pharmaceuticals      COM           230770109      577       96,381   SH          SOLE                    96,381
Cypress Biosciences Inc.        COM           232674507    1,944      300,000   SH          SOLE                   300,000
Dendreon Corp.                  COM           24823Q107   17,683      506,390   SH          SOLE                   506,390
Depomed                         COM           249908104    1,165      183,145   SH          SOLE                   183,145
Exelixis Inc.                   COM           30161Q104    4,105      500,000   SH          SOLE                   500,000
Genomic Health Inc.             COM           37244C101  143,552    6,711,184   SH          SOLE                 6,711,184
GTX Inc.                        COM           40052B108    4,592    1,732,660   SH          SOLE                 1,732,660
Halozyme Therapeutics Inc.      COM           40637H109   31,257    3,946,559   SH          SOLE                 3,946,559
Idera Pharmaceuticals Inc.      COM           45168K108      833      288,401   SH          SOLE                   288,401
Incyte Corp.                    COM           45337C102  183,494   11,080,561   SH          SOLE                11,080,561
Infinity Pharmaceuticals Inc.   COM           45665G303    1,179      198,822   SH          SOLE                   198,822
Inhibitex Inc.                  COM           45719T103    2,268      872,303   SH          SOLE                   872,303
Inspire                         COM           457733103   16,800    2,000,000   SH          SOLE                 2,000,000
Intermune Inc.                  COM           45884X103    9,077      249,370   SH          SOLE                   249,370
Lexicon Pharmaceuticals         COM           528872104    1,080      750,000   SH          SOLE                   750,000
Ligand Pharmaceuticals Inc.     CLASS B       53220K207      746       83,613   SH          SOLE                    83,613
Medivation Inc.                 COM           58501N101    7,585      500,000   SH          SOLE                   500,000
Micromet                        COM           59509C105   20,579    2,534,311   SH          SOLE                 2,534,311
Pharmacyclics Inc.              COM           716933106   12,221    2,010,061   SH          SOLE                 2,010,061
Pharmasset Inc.                 COM           71715N106   30,201      693,319   SH          SOLE                   693,319
Pozen                           COM           73941U102      142       21,384   SH          SOLE                    21,384
Salix Pharmaceuticals, Inc.     COM           795435106   26,743      569,485   SH          SOLE                   569,485
Seattle Genetics Inc.           COM           812578102  261,373   17,483,142   SH          SOLE                17,483,142
Sucampo                         CLASS A       864909106      247       64,387   SH          SOLE                    64,387
Threshold Pharma                COM           885807107    4,151    3,075,389   SH          SOLE                 3,075,389
Trimeris Inc.                   COM           896263100    8,549    3,475,475   SH          SOLE                 3,475,475
Via Pharmaceuticals             COM           92554T103        4      102,881   SH          SOLE                   102,881
Viropharma Inc.                 COM           928241108  181,203   10,462,071   SH          SOLE                10,462,071
Xenoport                        COM           98411C100    6,816      800,000   SH          SOLE                   800,000
YM Biosciences                  COM           984238105   21,206    9,101,282   SH          SOLE                 9,101,282
Ziopharm Oncology Inc.          COM           98973P101    4,870    1,045,000   SH          SOLE                 1,045,000

Alere Inc. Conv. Notes 3%
  5/15/16                       CONV BONDS    01449JAA3    3,706    3,500,000   PRN         SOLE                 3,500,000
Amylin Pharmaceuticals Notes
  2.5% 4/15/11                  CONV BONDS    032346AD0    6,248    6,250,000   PRN         SOLE                 6,250,000
Biomarin Pharmaceuticals
  Notes 1.875% 4/23/2017        CONV BONDS    09061GAD3    5,679    3,910,000   PRN         SOLE                 3,910,000
Human Genome 2.25% 10/15/11     CONV BONDS    444903AK4    7,183    4,500,000   PRN         SOLE                 4,500,000
Incyte Genomics  Notes 4.75%
  10/1/2015                     CONV BONDS    45337CAH5  331,300  160,000,000   PRN         SOLE               160,000,000
Intermune Inc Notes .25%
  3/01/2011                     CONV BONDS    45884XAC7   49,337   29,313,000   PRN         SOLE                29,313,000
Intermune Inc Notes 5% 3/1/15   CONV BONDS    45884XAD5   43,851   20,900,000   PRN         SOLE                20,900,000
Salix 144A 5.5% 8/15/28         CONV BONDS    795435AB2  228,730   44,500,000   PRN         SOLE                44,500,000
Salix 2.75% 5/15/15             CONV BONDS    795435AC0  166,260  130,400,000   PRN         SOLE               130,400,000